Trade and other payables (Details) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Trade and other payables
Customers advances	$ 81,721	$ 85,798
Trade payables	49,674	32,157
Accrued invoices	19,655	18,996
Admission fees	62,491	60,545
Other income to be accrued	629	755
Guarantee deposits	1,120	859
Total trade payables	215,290	199,110
Taxes payable	12,994	14,338
Other payables	27,665	29,391
Total other payables	40,659	43,729
Total trade and other payables	255,949	242,839
Trade and other payables	78,112	81,389
Current	177,837	161,450
Total other payable	$ 255,949	$ 242,839